Finance costs and fair value change in derivative instruments - Additional Information (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Unwinding income on trade receivables of financial assets	₨ 441
Trade receivables outstanding amount	₨ 3,671